PACE Alternative Strategies Investments
PACE Alternative Strategies Investments

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Effective July 1, 2013, the Prospectuses are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Principal investments" beginning on page 62 of the Multi-Class Prospectus and page 60 of the Class P Prospectus is revised by replacing the second and third sentences of the first paragraph of that section with the following:

The fund seeks to provide investors a well diversified portfolio intended to provide participation in growing markets over a full market cycle while limiting large losses in more volatile and declining markets. The fund may pursue its investment objective by implementing a broad and diversified array of liquid alternative strategies, including, but not limited to, strategies that are not currently employed by the fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.